Putnam
Tax Exempt
Money Market
Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-04

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From the Trustees

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John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

We are pleased to report further progress in Putnam's reforms on behalf of shareholders. The most significant news is the settlement that has been reached with the Securities and Exchange Commission and with regulatory authorities in the Commonwealth of Massachusetts regarding market timing in Putnam funds. Putnam President and Chief Executive Officer Ed Haldeman has sent a letter to all shareholders describing the terms of the settlement. Most of the $110 million to be paid by Putnam Investment Management, LLC will be distributed to the funds as restitution to shareholders, thereby fulfilling an important element of the initial settlement that Putnam reached with the SEC in November of 2003.

Over the past several months, Putnam has also introduced a number of voluntary reforms. We would like to call your attention to one. An expense comparison for this fund can be found following the Performance Summary of this report. This information enables you to estimate the amount you have actually paid for ongoing expenses such as management fees and distribution (or 12b-1) fees and to compare these expenses with the average expenses of funds in the same Lipper peer group. We believe the expense information will provide a valuable tool for you and your financial advisor when you make decisions about your financial program.

Interest-rate trends and the pace of economic growth remained paramount in the minds of investors during the six months ended March 31, 2004. While widespread uncertainty had led large numbers of investors to favor money market funds during this period, low yields and stronger corporate earnings encouraged many to reallocate assets into stocks. Putnam Tax Exempt Money Market Fund's management team has been redistributing assets within the portfolio, seeking to best position the fund for improving economic fundamentals and the ensuing higher interest rates that they believe will materialize in the coming months. The following report discusses their strategies.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

May 19, 2004


Report from Fund Management

Fund highlights

 * For the six months ended March 31, 2004, Putnam Tax Exempt Money Market Fund had a total return at net asset value (NAV) of 0.20%.

 * The fund's six-month return was in line with the average return of 0.19% for the Lipper Tax-Exempt Money Market Funds category.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

The lack of clear, consistent evidence of economic strength may have persuaded the Federal Reserve Board to keep interest rates at historic lows, but it also meant that yields on fixed-income investments remained equally depressed throughout the first half of your fund's 2004 fiscal year. For example, the 7-day compound yield for tax-free money market instruments stood at 0.44% on the first day of the semiannual period, and ended the period at 0.46%.* Despite these low rates, we maintained our focus on instruments of the highest credit quality and portfolio diversification, while adjusting the portfolio's average days to maturity to reflect our increasingly positive outlook for stronger economic growth in the second half of 2004. We believe this approach kept the fund's results in line with those of its Lipper peer group.

FUND PROFILE

Putnam Tax Exempt Money Market Fund is designed for investors seeking as high a level of current income exempt from federal income tax as we believe is consistent with capital preservation, stability of principal, and maintenance of liquidity.

* Source: imoneynet's Money Fund Report.


Market overview

During the first three months of the semiannual period, improving economic growth led investors to anticipate that the Federal Reserve Board (the Fed) might begin to tighten, that is, raise short-term interest rates to minimize the risk of inflation. The yield curve, which shows the difference in yields between shorter-term and longer-term investments, steepened in anticipation of higher interest rates. However, during the second half of the reporting period, announcements of weaker economic data suggested that the U.S. economy, in fact, was not growing as strongly as originally reported. Geopolitical pressures, rising oil prices, and the uncertainty of an election year added to investor concerns.

With investors and the Fed taking a wait-and-see approach, we have begun to position the fund for what we consider an inevitable increase in interest rates. Since the financial markets typically begin to price in the potential for the Fed's action well in advance of the event, we thought it was prudent to begin to take steps to position the portfolio well before a consensus emerged. In early April, prices and yields in the futures market were reflecting a 100% likelihood of a 25 basis point increase at the Fed's meeting in August.

According to Money Market Insight's March 2004 issue, assets of money funds, including both taxable and tax free, fell below $2 trillion in January for the first time since May 2001. This trend is the result of low interest rates, which fell steadily from 2001 through 2003, and the stock market's recovery during the last 12 months, which has given rise to greater investor demand for long-term investments, primarily stock funds.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 3/31/04
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Merrill Lynch 91-Day Treasury Bill Index (short-maturity
U.S. Treasury bills)                                                    0.50%
-------------------------------------------------------------------------------
Lipper Tax-Exempt Money Market Funds category average                   0.19%
-------------------------------------------------------------------------------
Lehman Municipal Bond Index (tax-exempt bonds)                          3.12%
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         2.98%
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     14.08%
-------------------------------------------------------------------------------
Russell 1000 Index (large-company stocks)                              14.40%
-------------------------------------------------------------------------------
Russell 2000 Index (stocks of small and midsize companies)             21.69%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 3/31/04.
-------------------------------------------------------------------------------

Strategy overview

We believe that the economy will continue to show signs of firmer growth into the second half of fiscal 2004. We think that this situation will eventually prompt the Fed to tighten its monetary policy and push short-term interest rates higher. With the steepening of the yield curve and a healthier economy, we are maintaining a slightly longer average days to maturity than the average for the fund's peer group. History has proven that the announcement of favorable economic data and an ensuing rally in the stock market contribute to a steeper yield curve, potentially increasing the difference between short-term and long-term securities.

In an effort to diversify assets across more issuers and states, as well as position the fund to reflect our increasingly positive economic outlook, we have implemented several changes during the six-month reporting period. First, we reduced the fund's exposure to daily and weekly variable-rate demand notes (VRDNs). These tax-exempt money market instruments allow the portfolio to respond more quickly to rising interest rates. While this strategy is beneficial in a rising-rate market, we thought this weighting was too high given the relative attractiveness of other sectors of the tax-exempt money market universe. Consequently, the fund's investments in tax-exempt notes, commercial paper, and mandatory puts increased during the six-month reporting period.

During the reporting period, the fund's average days to maturity declined from 46 days at the start of the fiscal year on September 30, 2003, to 43 days on March 31, 2004. By shortening the average days to maturity, we are positioning the fund to be more responsive to potential increases in interest rates.


[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION COMPARED]


PORTFOLIO COMPOSITION COMPARED

                                as of 9/30/03         as of 3/31/04

Variable-rate
demand notes                        78.9%                 51.9%

Tax-exempt notes                    15.5%                 31.6%

Mandatory puts                       5.6%                 11.3%

Commercial paper                     0.0%                  5.2%

Footnote reads:
This chart shows how the fund's weightings have changed over the last six months. Weightings are shown as a percentage of market value.
Holdings will vary over time.


How fund holdings affected performance

At the beginning of the fiscal year, on October 1, 2003, the fund's investments in variable-rate demand obligations (VRDOs) represented 79% of its market value. VRDOs are brought to market with a coupon that resets at par, or face value, daily, weekly, or monthly, depending on the structure of the municipal debt. Since the bonds reset at par, they lend stability to the fund's NAV and help preserve principal. We require the issuer to have some form of liquidity or third-party credit support. This can take the form of a letter of credit (LOC) from a major commercial bank or a standby purchase agreement from an insurance company. As holdings in VRDOs matured, we reinvested the proceeds in tax-exempt notes, mandatory puts, and commercial paper. By March 31, 2004, the fund's investments in VRDOs had fallen to 52% of its market value.

By reducing the fund's investments in VRDOs, and ultimately the banks backing the LOCs, we were able to increase the portfolio's diversity of issuers. We thought it prudent to invest more than half of the proceeds from the sale of VRDOs into tax-exempt notes, which consists of short-term debt issued by municipalities. Given the improving economy, we believe tax receipts will rise in the future; however, we think state budgets will remain tight in 2005 -- creating a steady supply of new issuance for investors. We purchased state bond anticipation notes issued by Massachusetts and Maine, based on our preference for investing in short-term obligations secured by the full faith and credit and general obligations pledge of sovereign state governments -- in our opinion, the best and safest form of security that can be pledged in the tax-exempt municipal market.

We have also been increasing the fund's exposure to tax-exempt commercial paper, consisting of short-term promissory notes issued for up to 270 days. One of the fund's newer holdings, Harvard University commercial paper, provides us with the opportunity to invest in a premier university with low risk, because of its excellent credit status. We are also pleased with Harvard's commercial paper program, which offers different maturity options that allow us greater flexibility in managing the fund's overall duration and maturity target.


PERFORMANCE COMPARISONS (3/31/04)
-------------------------------------------------------------------------------
                                             Current return*  After-tax return
-------------------------------------------------------------------------------
Basic statement savings account                   0.30%            0.20%
-------------------------------------------------------------------------------
Taxable money market fund 7-day yield             0.51             0.33
-------------------------------------------------------------------------------
3-month certificate of deposit                    1.06             0.69
-------------------------------------------------------------------------------
Putnam Tax Exempt Money Market Fund 7-day yield   0.41             0.41
-------------------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate.The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals. After-tax return assumes a 35% maximum federal income tax rate.

* Sources: FleetBoston (basic statement savings account), Federal
  Reserve Board of Governors (3-month CDs), and imoneynet's Money Fund Report (taxable money market fund compound 7-day yield).


Mandatory puts represent the last of the four types of securities that your fund invests in. With a mandatory put, the bondholder (Putnam) must put, or sell, the bond back to the issuer on the predetermined maturity date. The fund's exposure to these securities climbed from 5% to 11% over the reporting period.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

OF SPECIAL INTEREST

An expense limitation has been in place since January 2003 to provide a more attractive yield for Putnam Tax Exempt Money Market Fund's shareholders during a period of extremely low interest rates. The expense limitation continues through June 30, 2004.

The fund's management team

The fund is managed by the Putnam Fixed-Income Money Market Team. The members of the team are Joanne Driscoll (Portfolio Leader), Jonathan Topper (Portfolio Member), and Kevin Cronin.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Lingering unemployment has been an anomaly in an otherwise robust economic recovery. However, just after the close of the reporting period, the government announced that March employment surged by 308,000. The prior two months were revised upward, bringing the first quarter 2004 job growth total to 513,000. Employment data at last is showing marked improvement.

We believe the underlying strength in the economy will foster higher interest rates in the future. Similarly, we believe the financial markets will begin to anticipate tightening by the Federal Reserve Board, causing interest rates to rise prior to the actual event. When we believe that an appropriate amount of tightening is priced into the market, we will begin to extend the fund's average days to maturity to lock in the higher rates. We expect to take advantage of the seasonal increase in tax-free issuance that occurs in June and July to facilitate this positioning. Otherwise we will invest in variable-rate demand notes and other short-maturity money market instruments to maintain the fund's flexibility to allow it to respond more quickly to rising interest rates. In our opinion, the fund's diversification across an array of high-quality issuers, security types, and geography should prove to be advantageous, as we continue our search for competitive income in a very challenging interest-rate market.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended March 31, 2004. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return will fluctuate. For the most recent month-end performance, please visit www.putnaminvestments.com.


------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 3/31/04
------------------------------------------------------------------------
                                                         Lipper Tax-
                                                        Exempt Money
                                     Fund shares        Market Funds
                                       at NAV         category average*
------------------------------------------------------------------------
6 months                                0.20%               0.19%
------------------------------------------------------------------------
1 year                                  0.47                0.40
------------------------------------------------------------------------
5 years                                 9.93                9.60
Annual average                          1.91                1.85
------------------------------------------------------------------------
10 years                               27.04               27.23
Annual average                          2.42                2.44
------------------------------------------------------------------------
Annual average
(life of fund, since
10/26/87)                               3.07                3.08
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current 7-day yield 1                   0.41
------------------------------------------------------------------------
Taxable equivalent 2                    0.63
------------------------------------------------------------------------
Current 30-day yield 1                  0.37
------------------------------------------------------------------------
Taxable equivalent 2                    0.57
------------------------------------------------------------------------

   Performance is calculated at net asset value. There is no sales charge. For the period shown, the fund limited expenses, without which yield and performance would have been lower.

 * Over the 6-month and 1-, 5-, and 10-year periods ended 3/31/04, there were 130, 128, 105, and 79 funds, respectively, in this Lipper category.

 1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance. Yield more closely reflects current performance than total return.

 2 Assumes the 35% 2004 maximum federal income tax rate. Results for investors subject to lower tax rates would not be as advantageous. Capital gains, if any, are taxable for federal and in most cases, state purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income from federally exempt funds may be subject to state and local taxes.



DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/04
-----------------------------------------------------------------------------
Distributions (number)                                                 6
-----------------------------------------------------------------------------
Income                                                             $0.002007
-----------------------------------------------------------------------------
Total                                                              $0.002007
-----------------------------------------------------------------------------


Understanding your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses may have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Tax Exempt Money Market Fund from September 30, 2003, to March 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

-----------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 3/31/04
-----------------------------------------------------------------------------
                                            Class A
-----------------------------------------------------------------------------
Expenses paid per $1,000*                       $3
-----------------------------------------------------------------------------
Ending value (after expenses)               $1,002
-----------------------------------------------------------------------------

* Expenses are calculated using the fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended 3/31/04. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the reporting period; and then dividing that result by 365 (or 366, for leap years).


Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2004, use the calculation method below. See your September 30, 2003, Putnam statement or call Putnam at 1-800-225-1581 to find the value of your investment in the fund on September 30, 2003.


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HOW TO CALCULATE THE EXPENSES YOU PAID
-----------------------------------------------------------------------------
                                                                     Total
Value of your                                 Expenses paid          expenses
investment on 9/30/03  [DIV]    $1,000   X    per $1,000          =  paid
-----------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000                [DIV]    $1,000   X  $3 (see table above)  =  $30
-----------------------------------------------------------------------------


Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

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EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 3/31/04
-----------------------------------------------------------------------------
                                                Class A
-----------------------------------------------------------------------------
Expenses paid per $1,000*                           $3
-----------------------------------------------------------------------------
Ending value (after expenses)                   $1,044
-----------------------------------------------------------------------------

* Expenses are calculated using the fund's annualized expense ratio which represents the ongoing expenses as a percentage of net assets for the six months ended 3/31/04. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the reporting period; and then dividing that result by 365 (or 366, for leap years).

Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.


-----------------------------------------------------------------------------
EXPENSE RATIO COMPARISON USING ANNUALIZED DATA
-----------------------------------------------------------------------------
                                                Class A
-----------------------------------------------------------------------------
Your fund's annualized
expense ratio                                   0.60%
-----------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group+                    0.81%
-----------------------------------------------------------------------------

+ For class A shares, expenses shown represent the average of the expenses of funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe. All Lipper data are for the most recent fiscal periods available as of March 31, 2004. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Comparative indexes

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

Lipper Tax-Exempt Money Market Funds category average is an arithmetic average of the total return of all tax-exempt money market mutual funds.

Merrill Lynch 91-Day Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Russell 1000 Index is an unmanaged index of the largest 1,000 companies in the Russell 3000 Index.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
March 31, 2004 (Unaudited)

Key to Abbreviations
-------------------------------------------------------------------------------
AMBAC                 AMBAC Indemnity Corporation
BAN                   Bond Anticipation Notes
FGIC                  Financial Guaranty Insurance Company
FSA                   Financial Security Assurance
G.O. Bonds            General Obligation Bonds
LOC                   Letter of Credit
MBIA                  MBIA Insurance Company
PSFG                  Permanent School Fund Guaranteed
RAN                   Revenue Anticipation Notes
TAN                   Tax Anticipation Notes
TRAN                  Tax Revenue Anticipation Notes
VRDN                  Variable Rate Demand Notes

Municipal bonds and notes (104.2%) (a)
Principal amount                                     Rating (RAT)         Value

California (3.4%)
-------------------------------------------------------------------------------
    $4,000,000 Grant, Joint Union High School Dist.
               Mandatory Put Bonds (Bridge
               Funding), FSA, 0.98s, 7/1/18          MIG1            $4,000,000
       400,000 Los Angeles Cnty., Metro. Trans.
               Auth. Rev. Bonds (First Tier),
               Ser. A, FSA, 3s, 7/1/04               Aaa                402,031
                                                                 --------------
                                                                      4,402,031

Connecticut (3.9%)
-------------------------------------------------------------------------------
     3,000,000 CT State Hlth. & Edl. Fac. Auth.
               VRDN (Yale U.), Ser. U2, 0.86s,
               7/1/33                                VMIG1            3,000,000
     2,000,000 Yale U. 0.88s, 6/7/04                 P-1              2,000,000
                                                                 --------------
                                                                      5,000,000

Florida (2.0%)
-------------------------------------------------------------------------------
     1,500,000 U. Athletic Assn., Inc. VRDN (U. of
               FL Stadium), 1.15s, 2/1/20 (Suntrust
               Bank (LOC))                           VMIG1            1,500,000
     1,050,000 U. of Southern Florida VRDN, Ser. A,
               0.97s, 10/1/22 (Suntrust Bank (LOC))  VMIG1            1,050,000
                                                                 --------------
                                                                      2,550,000

Georgia (1.3%)
-------------------------------------------------------------------------------
     1,700,000 Whitfield Cnty., Res. Care Facs. for
               The Elderly Auth. VRDN (Royal Oaks
               Sr. Living Cmnty.), 1.05s, 11/1/25
               (First Union National Bank (LOC))     A-1              1,700,000

Illinois (3.5%)
-------------------------------------------------------------------------------
     4,400,000 IL Hlth. Fac. Auth. VRDN (Bromenn
               Hlth. Care), 1.12s, 8/15/32 (Harris
               Trust & Savings Bank (LOC))           A-1+             4,400,000
       190,000 IL State G.O. Bonds, MBIA, 5 1/2s,
               4/1/04                                Aaa                190,022
                                                                 --------------
                                                                      4,590,022

Indiana (3.2%)
-------------------------------------------------------------------------------
     4,135,000 Richmond, Hosp. Auth. VRDN (Reid
               Hosp. & Hlth. Care), 1.08s, 1/1/12
               (U.S. Bank N.A. (LOC))                A-1+             4,135,000

Kansas (3.2%)
-------------------------------------------------------------------------------
     4,200,000 Kansas City, Indl. VRDN (PQ Corp.),
               1.11s, 8/1/15 (Bank of New York
               (LOC))                                VMIG1            4,200,000

Louisiana (0.4%)
-------------------------------------------------------------------------------
       500,000 New Orleans, Swr. Svc. Rev. Bonds,
               FGIC,  5 1/2s, 6/1/04                 Aaa                503,848

Maine (4.6%)
-------------------------------------------------------------------------------
     6,000,000 ME State BAN, 1 3/4s, 6/24/04         MIG1             6,010,860

Maryland (3.1%)
-------------------------------------------------------------------------------
     4,000,000 MD State Trans. Auth. VRDN
               (Baltimore/Washington Arpt.), Class
               A, 1.02s, 7/1/13 (State Street
               Bank & Trust Co. (LOC))               VMIG1            4,000,000

Massachusetts (11.4%)
-------------------------------------------------------------------------------
     3,000,000 MA Hlth. & Edl. Fac. Auth. Harvard
               U. 0.95s, 6/7/04                      P-1              3,000,000
     2,000,000 MA Hlth. & Edl. Fac. Auth. Harvard
               U. 0.95s, 6/3/04                      P-1              2,000,000
     5,000,000 MA State BAN, Ser. A,
               1 1/2s, 4/20/04                       MIG1             5,001,625
     4,810,000 MA State Hlth. & Edl. Fac. Auth.
               VRDN, Ser. D, MBIA, 1.08s, 1/1/35     VMIG1            4,810,000
                                                                 --------------
                                                                     14,811,625

Michigan (10.2%)
-------------------------------------------------------------------------------
     5,000,000 Detroit, Swr. Disp. Mandatory Put
               Bonds (Second Lien), Ser. E, FGIC,
               1.05s, 7/1/31                         MIG1             5,000,000
     3,215,000 Jackson Cnty., Econ. Dev. VRDN
               (Vista Grande Villa), Class A,
               1.10s, 11/1/31 (Lasalle
               National Bank (LOC))                  A-1              3,215,000
     5,000,000 MI State G.O. Bonds, Ser. A, 2s,
               9/30/04                               MIG1             5,025,356
                                                                 --------------
                                                                     13,240,356

Mississippi (3.3%)
-------------------------------------------------------------------------------
     4,300,000 Jackson Cnty., Poll. Control VRDN
                (Chevron USA, Inc.), 1.10s, 6/1/23   VMIG1            4,300,000

Missouri (4.3%)
-------------------------------------------------------------------------------
     5,600,000 MO State Hlth. & Edl. Fac. Auth.
               VRDN  (Cox Hlth. Syst.), AMBAC,
               1.15s, 6/1/22                         A1               5,600,000

Montana (2.8%)
-------------------------------------------------------------------------------
     3,600,000 Forsyth, Poll. Control VRDN
               (Pacificorp.), 1.15s, 1/1/18 (JP
               Morgan Chase Bank & Co., Inc. (LOC))  VMIG1            3,600,000

New Jersey (2.3%)
-------------------------------------------------------------------------------
     3,000,000 NJ State TRAN, Ser. B, 2s, 6/25/04    MIG1             3,007,755

New Mexico (8.4%)
-------------------------------------------------------------------------------
     4,900,000 Farmington, Poll. Control VRDN (AZ
               Pub. Service Co.), Ser. B, 1.10s,
               9/1/24 (Barclays Bank PLC (LOC))      VMIG1            4,900,000
     6,000,000 NM State TRAN, 2s, 6/30/04            MIG1             6,014,354
                                                                 --------------
                                                                     10,914,354

New York (8.5%)
-------------------------------------------------------------------------------
     2,000,000 Nassua Cnty., TAN, Ser. A, 2s,
               4/15/04                               MIG1             2,000,787
     4,000,000 NY City, RAN, Ser. A, 2s, 4/15/04     MIG1             4,001,797
     5,000,000 NY State Dorm. Auth. VRDN (Oxford U.
               Press, Inc.), 1.11s, 7/1/23
               (Landesbank Hessen-Thuringen GZ
               (LOC))                                VMIG1            5,000,000
                                                                 --------------
                                                                     11,002,584

Oregon (3.1%)
-------------------------------------------------------------------------------
     4,000,000 OR State TAN, 2 1/4s, 11/15/04        MIG1             4,029,181

Pennsylvania (0.8%)
-------------------------------------------------------------------------------
     1,020,000 Allegheny Cnty., Hosp. Dev. Auth.
               VRDN (Presbyterian U. Hosp.),
               Ser. B2, 1.05s, 3/1/18 (Bank One
               N.A. (LOC))                           VMIG1            1,020,000

Rhode Island (2.3%)
-------------------------------------------------------------------------------
     3,000,000 RI State Hlth & Edl. Bldg. Corp.
               VRDN (Higher Ed. Fac. Brown U.),
               Class B, 1s, 9/1/43                   VMIG1            3,000,000

Tennessee (1.7%)
-------------------------------------------------------------------------------
     2,155,000 Clarksville, Pub. Bldg. Auth. VRDN
               (Pooled Fin.), 1.05s, 11/1/27 (Bank
               of America N.A. (LOC))                VMIG1            2,155,000

Texas (7.8%)
-------------------------------------------------------------------------------
     3,000,000 Carroll, Indpt. School Dist.
               Mandatory Put Bonds (School Bldg.),
               PSFG, 1.35s, 8/15/32                  MIG1             3,000,000
     3,500,000 Gulf Coast Waste Disp. Auth. Env.
               Fac. VRDN (ExxonMobil), 1.01s,
               9/1/25                                VMIG1            3,500,000
       250,000 Jackrabbit Road, Pub. Util. Dist.
               G.O. Bonds, Ser. B, FSA, 3.85s,
               6/1/04                                Aaa                251,178
     3,300,000 Richardson, Indpt. School Dist.
               Mandatory Put Bonds, PSFG, 1.35s,
               8/15/24                               MIG1             3,300,000
                                                                 --------------
                                                                     10,051,178

Washington (3.3%)
-------------------------------------------------------------------------------
     4,300,000 WA State Hsg. Fin. Comm. VRDN (U.
               Prep Academy), 1.1s, 7/1/30 (Bank of
               America N.A. (LOC))                   VMIG1            4,300,000

Wisconsin (4.9%)
-------------------------------------------------------------------------------
       300,000 Milwaukee Cnty., G.O. Bonds, Ser. A,
               5s, 8/1/04                            AA                 303,924
     6,000,000 WI State Rev. Bonds, 2 1/4s, 6/15/04  MIG1             6,013,613
                                                                 --------------
                                                                      6,317,537

Wyoming (0.5%)
-------------------------------------------------------------------------------
       700,000 Sweetwater Cnty., Poll. Control VRDN
               (Pacificorp.),  Ser. B, 1.15s,
               1/1/14 (Bank One N.A. (LOC))          VMIG1              700,000

-------------------------------------------------------------------------------
               Total Investments
               (cost $135,141,331)                                 $135,141,331
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $129,684,571.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2004. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

      The rates shown on VRDN and Mandatory Put Bonds are the current interest rates shown at March 31, 2004.

      The fund had the following industry group concentrations greater than 10% at March 31, 2004
      (as a percentage of net assets):

          Health care             19.2%
          Education               16.0
          Utilities               13.1

      The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
March 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)            $135,141,331
-------------------------------------------------------------------------------
Cash                                                                  161,519
-------------------------------------------------------------------------------
Interest and other receivables                                        527,430
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                              2,607,355
-------------------------------------------------------------------------------
Total assets                                                      138,437,635

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                    6,010,860
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                          2,542,115
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                           85,864
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)             66,245
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 18,624
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            1,443
-------------------------------------------------------------------------------
Other accrued expenses                                                 27,913
-------------------------------------------------------------------------------
Total liabilities                                                   8,753,064
-------------------------------------------------------------------------------
Net assets                                                       $129,684,571

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Note 4)                                         $129,680,112
-------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                   4,459
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $129,684,571

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class A share ($129,684,571 divided by 129,680,511 shares)              $1.00
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended March 31, 2004 (Unaudited)

Interest income:                                                     $679,260
-------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                      298,099
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                        150,147
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                              5,866
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        2,913
-------------------------------------------------------------------------------
Other                                                                  55,004
-------------------------------------------------------------------------------
Non-recurring costs (Note 5)                                            2,291
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 5)                                      (2,291)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                       (114,564)
-------------------------------------------------------------------------------
Total expenses                                                        397,465
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (10,735)
-------------------------------------------------------------------------------
Net expenses                                                          386,730
-------------------------------------------------------------------------------
Net investment income                                                 292,530
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $292,530
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                    March 31     September 30
Increase (decrease) in net assets                       2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                               $292,530         $701,548
-------------------------------------------------------------------------------
Net realized gain on investments                          --            4,459
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                           292,530          706,007
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From tax exempt income                              (292,530)        (701,548)
-------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                            (18,918,232)      35,529,941
-------------------------------------------------------------------------------
Total increase (decrease) in net assets          (18,918,232)      35,534,400

Net assets
-------------------------------------------------------------------------------
Beginning of period                              148,602,803      113,068,403
-------------------------------------------------------------------------------
End of period                                   $129,684,571     $148,602,803
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                          March 31
Per-share                               (Unaudited)                                Year ended September 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                      .0020 (c)       .0065 (c)       .0114           .0286           .0333           .0254
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments              --          -- (d)              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .0020           .0065           .0114           .0286           .0333           .0254
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                         (.0020)         (.0065)         (.0114)         (.0286)         (.0333)         (.0254)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.0020)         (.0065)         (.0114)         (.0286)         (.0333)         (.0254)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                       .20*            .65            1.15            2.90            3.38            2.57
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $129,685        $148,603        $113,068        $105,637         $94,710         $80,708
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                    .30* (c)        .64 (c)         .76             .73             .73             .73
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .22* (c)        .62 (c)        1.08            2.87            3.33            2.57
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund for the periods ending March 31, 2004 and September 30, 2003 reflect a reduction of 0.09% and 0.15%, respectively, based on average net assets for class A shares (Note 2).

(d) Amount represents less than $0.0001 per share.

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
March 31, 2004 (Unaudited)


Note 1
Significant accounting policies

Putnam Tax Exempt Money Market Fund (the "fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital, maintenance of liquidity and stability of principal by investing primarily in a diversified portfolio of short-term tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest is recorded on the accrual basis.
Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity. Gains or losses on securities sold are determined on the identified cost basis.

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a financial reporting and tax basis is the same.

D) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly to the shareholders. Distributions of realized gains, if any, are paid at least annually.


Note 2
Management fee, administrative
services and other transactions

Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion and 0.18% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 2004, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expenses, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC, and payments under the fund's distribution plan) would exceed an annual rate of 0.60% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Putnam Investor Services, a division of PFTC, provides investor serving agent functions to the fund. During the six months ended March 31, 2004, the fund paid PFTC $147,266 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2004, the fund's expenses were reduced by $10,735 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $568, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently have not approved payments under the Plan.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares exchanged from other Putnam funds that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended March 31, 2004, Putnam Retail Management, acting as underwriter, received no monies on class A redemptions.


Note 3
Purchases and sales of securities

During the six months ended March 31, 2004, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $107,774,831 and $120,718,000, respectively.


Note 4
Capital shares

At March 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                 Six months ended March 31, 2004
----------------------------------------------------------------
Class A
----------------------------------------------------------------
Shares sold                                           61,083,126
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                                         251,273
----------------------------------------------------------------
                                                      61,334,399

Shares repurchased                                   (80,252,631)
----------------------------------------------------------------
Net decrease                                         (18,918,232)
----------------------------------------------------------------

                                   Year ended September 30, 2003
----------------------------------------------------------------
Class A
----------------------------------------------------------------
Shares sold                                          168,202,272
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                                         682,323
----------------------------------------------------------------
                                                     168,884,595

Shares repurchased                                  (133,354,654)
----------------------------------------------------------------
Net increase                                          35,529,941
----------------------------------------------------------------


Note 5
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended March 31, 2004, Putnam Management has assumed $2,291 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund*
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund*
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund+

Income Funds

American Government Income Fund
Diversified Income Trust
Global Income Trust*
High Yield Advantage Fund+*
High Yield Trust*
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund
U.S. Government Income Trust

Tax-free Income Funds

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund++
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

Asset Allocation Funds

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

 * A 1% redemption fee on total assets redeemed or exchanged between 6 and 90 days of purchase may be imposed for all share classes of these funds.

 + Closed to new investors.

++ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   With the exception of money market funds, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.

Check your account balances and the most recent month-end performance at www.putnaminvestments.com.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary
Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Treasurer and Principal Executive Officer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS


Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA057-213214  062  5/04


Not FDIC Insured    May Lose Value    No Bank Guarantee



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2004